SCHEDULE OF CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($)	4 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Changes in operating assets and liabilities:
Accruals and other payables	$ 29,055	$ 1,159,812
Net cash provided by (used in) operating activities	(194)	(251,700)		$ (711,252)
Cash flows from investing activities:
Net cash used in investing activities				(202,998,782)
Cash flows from financing activities:
Net cash used in financing activities	$ 25,000			204,738,217
Seamless Group Inc [Member]
Cash flows from operating activities:
Net loss		(4,673,208)	$ (2,073,739)		$ (14,849,199)	$ (6,724,427)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible bonds		1,760,426	266,754		2,814,474	533,508
Unrealized foreign exchange gain		804,171	(1,114,262)		(2,106,616)	(269,191)
Changes in operating assets and liabilities:
Prepayments, deposits and other receivables		1,976,355	9,887,695		(1,764,492)	(5,074,460)
Net cash provided by (used in) operating activities		2,096,271	(2,525,023)		12,079,650	19,151,611
Cash flows from investing activities:
Net cash used in investing activities		(311,260)	(2,753,052)		(406,338)	19,917,224
Cash flows from financing activities:
Proceeds from borrowings		2,115,603	386,525		4,737,516	5,701,358
Repayment of borrowings		(2,011,530)	(1,954,896)		(3,646,097)
Repayment of convertible bonds		(3,500,000)			(10,500,000)
Net cash used in financing activities		(5,008,488)	(1,835,460)		(10,124,814)	5,692,372
Parent Company [Member] | Seamless Group Inc [Member]
Cash flows from operating activities:
Net loss					(14,849,199)	(6,724,427)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible bonds					2,814,474	533,508
Unrealized foreign exchange gain					(144,611)
Share of results from subsidiaries					3,573,964	2,118,945
Changes in operating assets and liabilities:
Prepayments, deposits and other receivables					(13,246)	44,617
Accruals and other payables					5,667,902	30,445
Net cash provided by (used in) operating activities					(2,950,716)	(3,996,912)
Cash flows from investing activities:
(Increase) decrease in short-term investments					(458)	1,178,864
Net cash used in investing activities					(458)	1,178,864
Cash flows from financing activities:
Proceeds from borrowings					2,590,245	1,225,421
Repayment of borrowings					(1,225,381)
Repayment of convertible bonds					(10,500,000)
Amounts due from related parties					1,593,193	2,101,398
Amounts due to related parties					10,453,690	(1,415,827)
Net cash used in financing activities					2,911,747	1,910,992
Net decrease in cash and cash equivalents					(39,427)	(907,056)
Effect of exchange rate changes on cash and cash equivalents					(27,961)	3,466
Cash and cash equivalents at beginning of year		$ 25,648	$ 93,036		93,036	996,626
Cash and cash equivalents at end of year				$ 25,648	$ 25,648	$ 93,036